Earnings Per Share - Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	106,732,483	217,684,387
Convertible preferred shares (as converted to A Ordinary shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share		75,253,881
Convertible Preferred Shares (as Converted to Common Shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share		12,543,492
Options to Purchase A Ordinary Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	79,181,915	90,723,163
Options to Purchase Common Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	14,349,147
Convertible Debt (as Converted to Common Shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share		27,390,667
Warrants to Purchase a Ordinary Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	5,373,170	5,430,781
Warrants to Purchase Common Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	7,828,251	6,342,403